MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2021
MAJOR CUSTOMERS
MAJOR CUSTOMERS

23. MAJOR CUSTOMERS

No customers accounted for 10% or more of total net revenues for the years ended December 31, 2019, 2020 and 2021.

The accounts receivable, net from three customers with the largest receivable balances represents 7%, 4% and 4% of the balance of the account at December 31, 2021, and 7%, 3% and 3% of the balance of the account at December 31, 2020, respectively. The balance from the customer with the largest receivable balance is $27,014 and $42,812 as of December 31, 2020 and 2021, respectively.